Legal Actions (Details) $ in Millions				1 Months Ended						12 Months Ended	180 Months Ended
	Feb. 21, 2020 USD ($)	Nov. 30, 2016 USD ($)	Jul. 13, 2012 USD ($)	Apr. 30, 2020	May 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) legal_action	Apr. 20, 2017 USD ($)	Jan. 31, 2020 USD ($)	Jan. 15, 2020 USD ($)	Apr. 20, 2018 USD ($)	Jul. 31, 2017	Nov. 17, 2016 legal_action	May 31, 2016
Liability for Contingent Litigation Losses [Member]
Legal Actions (Textual) [Abstract]
Range of possible loss, portion not accrued										$ 2,600.0
ATM Access Fee Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Pending Claims, Number | legal_action																3
Automobile Lending Matters [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Pending Claims, Number | legal_action										1
Loss Contingency, Estimate of Possible Loss										$ 547.0
Interchange Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Estimate of Possible Loss			$ 6,600.0
Litigation Settlement, Additional Funding		$ 900.0
Distribution to class merchants (percent)			0.10%
Distribution period to class merchants			8 months
Litigation Settlement, Expense		6,200.0
Litigation Settlement, Funds Remaining from 2012		5,300.0
Litigation Settlement, Additional Funding Allocated to WFC		$ 94.5
Mobile Deposit Patent Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Pending Claims, Number | legal_action										2
Mobile Deposit Patent Litigation - First Case [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Estimate of Possible Loss										$ 200.0
Mortgage Related Regulatory Investigations [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency Accrual, Payments							$ 17.0		$ 2,090.0
Retail Sales Practice Matters [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency Accrual, Payments								$ 65.0
Amounts to be paid in connection with legal or regulatory matters											$ 142.0
Retail Sales Practices, CPI and GAP, and Mortgage interest rate lock matters [Member]
Legal Actions (Textual) [Abstract]
Civil Money Penalty														$ 1,000.0
Loss Contingency Accrual, Payments						$ 575.0
RMBS Trustee Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency Accrual, Payments					$ 43.0
RMBS Trustee Litigation Civil Complaint [Member]
Legal Actions (Textual) [Abstract]
RMBS trusts at issue in the State Court Action															11
RMBS Trustee Punitive Class Action Complaint [Member]
Legal Actions (Textual) [Abstract]
RMBS trusts at issue in the State Court Action																	261
Seminole Tribe - Administration of a minor’s trust [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Pending Claims, Number | legal_action										3
All Class Members [Member] | Automobile Lending Matters [Member]
Legal Actions (Textual) [Abstract]
Litigation Settlement, Additional Funding										$ 1.0
All Class Members [Member] | Retail Sales Practice Matters [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency Accrual, Payments						$ 480.0
Subsequent Event [Member] | Mobile Deposit Patent Litigation - Second Case [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Estimate of Possible Loss												$ 102.7
Subsequent Event [Member] | Retail Sales Practice Matters [Member]
Legal Actions (Textual) [Abstract]
Gain Contingency, Estimate of Possible Insurance Carriers Payments													$ 240.0
Loss Contingency, Damages Awarded, Value	$ 3,000.0
Subsequent Event [Member] | Retail Sales Practices Matters, Department Of Justice (DOJ) [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Settlement Agreement, Date	Feb. 21, 2020
Loss Contingency, Laws Affected	The Department of Justice criminal settlement also includes the Company’s agreement that the facts set forth in the settlement document constitute sufficient facts for the finding of criminal violations of statutes regarding bank records and personal information.
Subsequent Event [Member] | Retail Sales Practices Matters, Securities And Exchange Commission (SEC) [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Settlement Agreement, Date	Feb. 21, 2020
Loss Contingency, Laws Affected	The SEC order contains a finding, to which the Company consented, that the facts set forth include violations of Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder.
Fair Fund, Investors Benefits	$ 500.0
Subsequent Event [Member] | Seminole Tribe - Administration of a minor’s trust [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Expected Trial Commencement				2020-04